FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	$ 781	$ 738
Unfavorable changes	(648)	(696)
Traded loans, loans designated at fair value, loan commitments and guarantees
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	22	19
Unfavorable changes	(29)	(12)
Securities financing transactions
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	24	33
Unfavorable changes	(24)	(37)
Auction rate securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	67	46
Unfavorable changes	(21)	(46)
Asset-backed securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	25	27
Unfavorable changes	(22)	(27)
Equity instruments
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	189	183
Unfavorable changes	(178)	(161)
Interest rate derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	27	18
Unfavorable changes	(18)	(12)
Credit derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	2	3
Unfavorable changes	(5)	(4)
Foreign exchange derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	5	10
Unfavorable changes	(4)	(5)
Equity / index derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	358	361
Unfavorable changes	(285)	(330)
Other
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	62	39
Unfavorable changes	$ (62)	$ (62)